Securitizations and Variable Interest Entities - Fair value of retained interests, key economic assumptions and sensitivity (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Variable Interest Entity [Line Items]
Sensitivity analysis covers the material retained interests held	¥ 263	¥ 285
Retained interests	¥ 288	¥ 308
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%